Fair Value Measurements (Tables)	9 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value of Derivative Liability

At March 31, 2020, the estimated fair value of derivative liabilities measured on a recurring basis are as follows:

	Fair Value Measurements at
	March 31, 2020
	Level 1	Level 2	Level 3	Total

Derivative liability - Warrants	$—	$—	$2,403,750	$2,403,750
Derivative liability - Conversion option on convertible debenture	—	—	476,900	476,900
Total derivatives	$—	$—	$2,880,650	$2,880,650

Schedule of Liabilities Measured at Fair Value

The following table presents the activity for liabilities measured at fair value using unobservable inputs for the nine months ended March 31, 2020:

	Derivative liabilities - Warrants	Derivative liability - Conversion Option on Convertible Debenture

Beginning balance at July 1, 2019	$—	$—
Additions to level 3 liabilities	8,367,012	2,638,966
Change in in fair value of level 3 liability	(257,288)	(105,298)
Transfer in and/or out of Level 3	—	—
Balance at September 30, 2019	8,109,724	2,533,668
Additions to level 3 liabilities	—	—
Change in in fair value of level 3 liability	(5,435,724)	(1,960,468)
Transfer in and/or out of Level 3	—	—
Balance at December 31, 2019	2,674,000	573,200
Additions to level 3 liabilities	—	—
Change in in fair value of level 3 liability	(270,250)	(96,300)
Transfer in and/or out of Level 3	—	—
Balance at March 31, 2020	$2,403,750	$476,900